Presentation of Consolidated Financial Statements (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Presentation of Consolidated Financial Statements [Line Items]
Entity Incorporation, Date of Incorporation	May 19, 2018
Offering costs incurred	R 11.7	R 15.1
Number of shares held by shareholder (in Shares)	17,917,958
Percentage of shares held by shareholder	58.00%